Defined benefit plans	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Defined benefit plans
26.	Defined benefit plans
(a) Defined benefit plan assets and obligations
The Group has operated a defined benefit plan and calculates defined benefit obligations based on the employee’s pension compensation benefits and service period.
Defined benefit obligations and plan assets as of December 31, 2022 and 2023 are as follows:

	2022		2023
Present value of defined benefit obligations	~~W~~	1,934,643	2,219,490
Fair value of plan assets		(2,376,817)	(2,266,248)

Recognized liabilities(assets) for defined benefit obligations (*)	~~W~~	(442,174)	(46,758)

(*)
The asset for defined benefit obligation of
~~W~~
442,174 million as of December 31, 2022 is the net defined benefit assets
of
~~W~~
456,838 million less the net defined
benefit liabilities
of
~~W~~
14,664 million. In addition, the asset for defined benefit obligation of
~~W~~
46,758 million as of December 31, 2023 is the net defined benefit assets of
~~W~~
114,378 million less the net defined
benefit
liabilities of
~~W~~
67,620 million

(b)	Changes in the present value of defined benefit obligation and plan assets for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Defined benefit obligation		Plan assets	Net defined benefit liabilities (assets)
Beginning balance	~~W~~	2,205,869	(2,296,685)	(90,816)
Included in profit or loss:
Current service cost		170,772	—	170,772
Past service cost		8,330	—	8,330
Net interest expense (income)		72,307	(78,823)	(6,516)
Settlement loss (gain)		(466)	—	(466)

		250,943	(78,823)	172,120

Included in other comprehensive income:
Remeasurement loss (gain) :
- Actuarial losses (gains) arising from:
Demographic assumptions		(938)	—	(938)
Financial assumptions		(419,764)	—	(419,764)
Experience adjustment		35,758	—	35,758
- Return on plan assets excluding interest income		—	36,725	36,725

		(384,944)	36,725	(348,219)

Other:
Benefits paid by the plan		(138,290)	145,130	6,840
Contributions paid into the plan		—	(183,164)	(183,164)
Changes in the scope of consolidation		1,507	—	1,507
Effect of changes in foreign exchange rates		(442)	—	(442)

		(137,225)	(38,034)	(175,259)

Ending balance	~~W~~	1,934,643	(2,376,817)	(442,174)

	2023
	Defined benefit obligation		Plan assets	Net defined benefit liabilities (assets)
Beginning balance	~~W~~	1,934,643	(2,376,817)	(442,174)
Included in profit or loss:
Current service cost		143,259	—	143,259
Past service cost		92	—	92
Net interest expense (income)		104,546	(138,254)	(33,708)
Settlement loss (gain)		7,633	5	7,638

		255,530	(138,249)	117,281

Included in other comprehensive income:
Remeasurement loss:
- Actuarial losses arising from:
Demographic assumptions		106,072	—	106,072
Financial assumptions		123,204	1,723	124,927
Experience adjustment		5,925	—	5,925
- Return on plan assets excluding interest income		195	34,233	34,428

		235,396	35,956	271,352

Other:
Benefits paid by the plan		(207,515)	295,185	87,670
Contributions paid into the plan		(13)	(82,323)	(82,336)
Changes in the scope of consolidation		93	—	93
Effect of changes in foreign exchange rates		1,356	—	1,356

		(206,079)	212,862	6,783

Ending balance	~~W~~	2,219,490	(2,266,248)	(46,758)

(*)	Profit and loss related to defined benefit plans are all included in the general administrative expense.

(c)	The composition of plan assets as of December 31, 2022 and 2023 are as follows:

	2022		2023
Plan assets comprise:
Debt securities	~~W~~	31,140	5,002
Due from banks		2,115,397	2,044,101
Others		230,280	217,145

	~~W~~	2,376,817	2,266,248

(d)	Actuarial assumptions as of December 31, 2022 and 2023 are as follows:

	2022	2023	Description
Discount rate	5.05%~5.93%	4.00%~5.20%	AA0 corporate bond yields
Future salary increase rate	2.00%~7.00% + Upgrade rate	0.00%~7.00% + Upgrade rate	Average for 5 years
Weighted average maturity	6.7 years~ 10.9 years	1.00 years~ 11.50 years

(e)	Sensitivity analysis
As of December 31, 2022 and 2023, reasonably possible changes in one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	2022
	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(154,651)	168,565
Future salary increase rate (1%p movement)		172,716	(160,649)

	2023
	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(190,760)	205,916
Future salary increase rate (1%p movement)		209,531	(196,909)

(f)	The Group’s estimated contribution is ~~W~~ 162,769 million as of December 31, 2024.